10. Warrants (Dec. 2017 Note)	9 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants

During the nine months ended December 31, 2017, we issued 5,618,182 warrants, including 163,636 warrants issued to the placement agent, H.C. Wainwright & Co., in connection with our October 2017 Public Offering (see Note 6). Those warrants have a five year term and have an exercise price of $1.10 per share.

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, with respect to warrants utilizing the Binomial Lattice option pricing models, issued during the nine months ended December 31, 2017:

Risk free interest rate	1.38% - 1.92%
Average expected life	5 years
Expected volatility	100.2% - 111.1%
Expected dividends	None

A summary of warrant activity during the nine months ended December 31, 2017 is presented below:

	Amount	Range of Exercise Price	Weighted Average Exercise Price
Warrants outstanding at March 31, 2017	2,604,096	$2.10 - $12.05	$3.64
Exercised	(218,600)	$1.10	$1.10
Issued	5,618,182	$1.10	$1.10
Cancelled/Expired	(139,357)	$5.00 –$15.00	$6.52
Warrants outstanding at December 31, 2017	7,864,321	$1.10 - $12.05	$1.38
Warrants exercisable at December 31, 2017	7,864,321	$1.10 - $12.05	$1.38

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, with respect to warrants utilizing the Binomial Lattice option pricing models issued during the nine months ended December 31, 2016:

Risk free interest rate	0.79% – 1.38%
Average expected life	3 months – 2.33 years
Expected volatility	65.9% – 111.1%
Expected dividends	None

The expected volatility was based on the historic volatility. The expected life of options granted was based on the "simplified method" as described in the SEC's guidance due to changes in the vesting terms and contractual life of current option grants compared to our historical grants.

Based on the above assumptions, we valued the warrants that were exchanged for common stock (see Note 6) during the nine months ended December 31, 2017 at $130,214.